CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net income (loss)	$ 21,194	$ (301,085)	$ (295,868)
Adjustments required to reconcile net loss with net cash generated by (utilized in) operating activities
Fair value gain on government loan	0	(5,084)	0
Accretion expense on government loan	897	598	0
Gain on settlement	0	0	(300,000)
Loss on disposal of investment in shares	0	0	120,809
Stock-based compensation expense	0	0	41,227
Gain on common share purchase warrants	0	0	(59,740)
Changes in non-cash working capital balances
Due from related parties	319	115,701	40,810
Due to related parties	292,896	73,390	113,750
Accounts receivable	0	50,000	50,000
Advances receivable	(679)	961	(1,769)
Accounts payable	(241,564)	40,150	(6,150)
Accrued liabilities	(69,771)	(3,540)	25,595
Cash generated by (utilized in) operating activities	3,292	(28,909)	(271,336)
Investing activities:
Proceeds on disposal of investment in shares	0	0	79,191
Cash utilized in investing activities	0	0	79,191
Financing activities:
Proceeds from common shares issued, net of costs	0	0	187,125
Loan received	0	28,668	0
Cash provided by financing activities	0	28,668	187,125
Net cash inflow (outflow)	3,292	(241)	(5,020)
Cash, beginning of the year	793	1,034	6,054
Cash, end of the year	$ 4,085	$ 793	$ 1,034